JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.9%(a)
Alabama — 1.8%
Black Belt Energy Gas District Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031(b)	5,000	6,220
City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	30
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024(c)	1,000	1,131
Montgomery Water Works and Sanitary Sewer Board
Series 2019A, Rev., 4.00%, 9/1/2036	515	620
Series 2019A, Rev., 4.00%, 9/1/2037	800	963
Series 2019A, Rev., 4.00%, 9/1/2038	830	995
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(b)	500	545
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(b)	835	917
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	179
Series B-2, Rev., 5.00%, 9/1/2037	30	37

Total Alabama		11,637

Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	485	516
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,700
University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Total Alaska		2,287

Arizona — 2.2%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051(d)	350	378
Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,727
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,158
Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,501
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,771
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,062
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040(d)	2,515	2,910
City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	30
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187
County of Pinal Rev., 4.00%, 8/1/2036	50	59
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	180
Series 2018A, Rev., 5.00%, 7/1/2037	200	238
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	12
Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	12
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

Total Arizona		14,693

Arkansas — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	421
State of Arkansas, Four-Lane Highway Construction and Improvement GO, 5.00%, 6/15/2021	60	60

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	120
University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	224
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	124

Total Arkansas		949

California — 7.8%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	75
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	41
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	560
California Educational Facilities Authority, Stanford University Series T-1, Rev., 5.00%, 3/15/2039	350	513
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,230
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025(c)	250	301
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021A, Rev., 5.00%, 11/15/2051(d)(e)	500	556
Series 2021A, Rev., 5.00%, 11/15/2056(d)(e)	500	553
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	582
Rev., 5.00%, 10/15/2047	1,000	1,144
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2021(d)	50	50
Series 2018A, Rev., 5.00%, 8/1/2022(d)	80	83
Series 2018A, Rev., 5.00%, 8/1/2023(d)	175	190
Series 2018A, Rev., 5.00%, 8/1/2024(d)	160	180
Series 2018A, Rev., 5.00%, 8/1/2025(d)	150	174
Series 2018A, Rev., 5.00%, 8/1/2026(d)	150	178
Series 2018A, Rev., 5.00%, 8/1/2027(d)	150	182
Series 2018A, Rev., 5.00%, 8/1/2028(d)	190	235
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	39
Series 2016A, Rev., 5.00%, 11/1/2041	45	54
Series 2017A, Rev., 5.00%, 11/1/2042	30	37
Series 2016A, Rev., 5.00%, 11/1/2045	25	30
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,561
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,359
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	197
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	669
GO, 3.00%, 8/1/2031	30	32
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(d)	365	368
Rev., 3.13%, 8/1/2056(d)	2,000	1,981
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(d)	1,500	1,629
CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056(d)	2,115	2,323
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,875
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	606

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 4.00%, 7/1/2037	450	554
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,225
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	893
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,625
Huntington Beach Union High School District
COP, AGM, 5.00%, 9/1/2031(e)	115	156
COP, AGM, 4.00%, 9/1/2032(e)	100	126
COP, AGM, 4.00%, 9/1/2033(e)	110	137
COP, AGM, 4.00%, 9/1/2034(e)	115	142
COP, AGM, 4.00%, 9/1/2035(e)	100	123
Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,046
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023(c)	60	66
Los Angeles County Metropolitan Transportation Authority, Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	27
Los Angeles Department of Water and Power System
Series 2019D, Rev., 5.00%, 7/1/2038	35	45
Series 2014D, Rev., 5.00%, 7/1/2044	60	68
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37
Millbrae Redevelopment Agency Successor Agency, Redevelopment Project Rev., 4.00%, 8/1/2035	150	167
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	45
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	8,108
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	797
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	16
Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	186
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,631
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	513
San Lorenzo Valley Unified School District, Election of 2020
Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,159
Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,080
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	34
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,147
South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19
State of California, Various Purpose GO, AGM, 5.25%, 8/1/2032	5,000	7,052

Total California		51,854

Colorado — 3.5%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	739
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049(d)	650	716
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,158
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050(d)	740	804
Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,830
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	761
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,195
County of Adams COP, 4.00%, 12/1/2040	2,815	3,129
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	250	327
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,895
Series A, Rev., 5.25%, 12/1/2045	1,000	1,088
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,270
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,096
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,177
State of Colorado, National Western Center Lease Purchase Financing Program, Tax-Exempt Series 2018A, COP, 5.00%, 9/1/2031	20	25
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,918
Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,115
Vauxmont Metropolitan District, Subordinate Convertible Tax
GO, AGM, 5.00%, 12/15/2024	265	305
GO, AGM, 5.00%, 12/15/2025	250	294

Total Colorado		23,036

Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series B-2, Rev., 4.00%, 11/15/2032	95	97
Series A-1, Rev., 4.00%, 11/15/2045	75	79
Subseries A-1, Rev., 4.00%, 11/15/2047	265	288
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,181
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	3,332
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	31
Series 2012G, GO, 4.00%, 10/15/2027	45	47
Series A, GO, 5.00%, 4/15/2029	150	185
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	31
Series 2018B, Rev., 5.00%, 10/1/2033	55	69
Town of New Canaan
GO, 4.00%, 10/1/2036	240	290
GO, 4.00%, 10/1/2037	370	446
GO, 4.00%, 10/1/2039	100	120
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		6,213

Delaware — 1.5%
County of New Castle GO, 5.00%, 4/1/2027	25	31
Delaware Health Facilities Authority, BayHealth Medical Center Project
Series 2017A, Rev., 4.00%, 7/1/2033	25	28
Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,428
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,153
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	574
Series A, Rev., 5.00%, 9/1/2046	500	565
Rev., 5.00%, 9/1/2050	1,500	1,790

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,566
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	190	190
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	758

Total Delaware		10,083

District of Columbia — 1.5%
District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023(c)	1,000	1,120
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	36
Series 2017B, Rev., 5.00%, 7/1/2037	25	30
Rev., 4.00%, 7/1/2039	600	676
Rev., 4.00%, 7/1/2044	1,240	1,386
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024(c)	25	28
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041(d)	250	292
Metropolitan Washington Airports Authority, Airport System
Series A, Rev., AMT, 5.00%, 10/1/2030	50	61
Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	516
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,060

Total District of Columbia		10,205

Florida — 2.7%
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18
City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	31
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	23
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,486
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,280
County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,743
County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,998
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	118
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	32
Series 2016A, Rev., 4.00%, 10/1/2043	65	71
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	38
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2031	15	19
Series 2019B, Rev., 5.00%, 7/1/2034	120	152
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	600	718
Rev., AGM, 4.00%, 10/1/2035	1,000	1,194
Rev., AGM, 4.00%, 10/1/2036	370	439
Florida Gulf Coast University Financing Corp., Housing Project
Series 2020A, Rev., 4.00%, 2/1/2035	300	359
Series 2020A, Rev., 4.00%, 2/1/2037	730	868
Series 2020A, Rev., 4.00%, 2/1/2038	535	633
Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	34
Monroe County School District
Series A, COP, 5.00%, 6/1/2032	100	122
Series A, COP, 5.00%, 6/1/2034	40	49
Orange County Convention Center, Tourist Development Series 2016A, Rev., 4.00%, 10/1/2036	40	46

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Orange County Health Facilities Authority, Orlando Health, Inc. Series B, Rev., 4.00%, 10/1/2045	215	235
South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	11
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	70
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	846
Series 2020A, Rev., 4.00%, 10/15/2038	750	873
Series 2020A, Rev., 4.00%, 10/15/2039	350	407

Total Florida		17,992

Georgia — 4.5%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,710
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,450	2,731
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,135
Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,400
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	582
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054(d)	1,145	1,354
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,343
Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	85	89
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,161
Main Street Natural Gas, Inc.
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(b)	5,000	5,389
Series 2019B, Rev., 4.00%, 12/2/2024(b)	8,600	9,608
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	144
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	905

Total Georgia		29,551

Hawaii — 0.4%
City and County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	45
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,315

Total Hawaii		2,360

Idaho — 0.0%(f)
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	90
University of Idaho
Series 2018A, Rev., 5.00%, 4/1/2028(c)	20	25
Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		121

Illinois — 4.7%
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	111
Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax
Series 2021B, GO, 4.00%, 2/1/2039	410	475
Series 2021B, GO, 4.00%, 2/1/2040	455	526
Series 2021B, GO, 4.00%, 2/1/2041	465	536
Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	309
County of Cook GO, 5.00%, 11/15/2034	700	851

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,447
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	920
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27
Illinois Finance Authority, Clean Water Initiative, Green Bond Rev., 5.00%, 7/1/2040	105	135
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	366
Series 2017C, Rev., 5.00%, 3/1/2034	205	245
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027(c)	20	24
Series 2016C, Rev., 4.00%, 2/15/2041	930	1,045
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	25
Illinois State Toll Highway Authority, Senior
Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,945
Series 2019A, Rev., 4.00%, 1/1/2044	65	76
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2034	620	723
GO, AGM, 4.00%, 2/1/2035	500	582
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	3,024
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043(e)	325	379
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	200
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	4,153
Series C, Rev., 5.25%, 1/1/2043	1,500	1,868
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2021	50	51
Series 2012A, GO, 4.00%, 1/1/2024	15	15
GO, 5.00%, 5/1/2024	205	231
Series D, GO, 5.00%, 11/1/2024	325	374
GO, 4.00%, 8/1/2025	25	26
GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	26
GO, 5.00%, 5/1/2027	175	195
GO, 5.00%, 6/1/2027	25	30
GO, 5.00%, 11/1/2028	20	24
Series 2012A, GO, 4.00%, 1/1/2029	45	46
Series 2012A, GO, 4.00%, 1/1/2030	225	229
GO, 5.50%, 1/1/2030	20	26
GO, 4.13%, 11/1/2031	20	22
GO, 4.00%, 6/1/2033	15	16
GO, 4.00%, 6/1/2036	25	27
GO, 4.00%, 6/1/2037	45	49
GO, 5.50%, 7/1/2038	3,000	3,249
State of Illinois, Sales Tax, Junior Obligation
Series 2016C, Rev., 5.00%, 6/15/2022	25	26
Series D, Rev., 5.00%, 6/15/2027	15	18
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	149
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,242
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	100
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	10	10
GO, AGM, 4.00%, 1/1/2023	10	11
GO, AGM, 4.00%, 1/1/2024	75	81
GO, AGM, 4.00%, 1/1/2025	40	45
GO, AGM, 4.00%, 1/1/2026	65	74
GO, AGM, 4.00%, 1/1/2027	85	99
GO, AGM, 4.00%, 1/1/2028	65	77
GO, AGM, 4.00%, 1/1/2029	95	114
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	240
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		30,973

Indiana — 1.5%
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	215
Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	247
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2023	10	11
Rev., 4.00%, 7/15/2031	240	279
Rev., 4.00%, 7/15/2032	350	405
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	29
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	194
Series 2020A, Rev., 5.00%, 7/1/2055	460	518
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2028(e)	260	319
Rev., 5.00%, 10/1/2030(e)	240	302
Rev., 5.00%, 10/1/2031(e)	250	319
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2032	15	18
Series A, Rev., 4.00%, 11/1/2043	1,125	1,255
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,354
Indiana Finance Authority, Parkview Health System, Inc. Series A, Rev., 4.00%, 11/1/2048	50	57
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022(c)	4,000	4,131
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	36
Merrillville Building Corp., Lease Rental Rev., 4.00%, 7/15/2034	35	41
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		9,818

Iowa — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	355	376
Iowa Finance Authority, State Revolving Fund, Green Bond Rev., 5.00%, 8/1/2034	15	19

Total Iowa		395

Kansas — 0.0%(f)
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	52

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,857
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	33
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	5	5
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		1,951

Louisiana — 1.0%
City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11
Lafayette Consolidated Government
GO, 5.00%, 3/1/2029	125	162
GO, 5.00%, 3/1/2030	150	196
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	120
Louisiana Public Facilities Authority, Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	30
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051(d)	1,140	1,246
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,200

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	57
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,571
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,084

Total Louisiana		6,677

Maine — 0.4%
Maine Health and Higher Educational Facilities Authority Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,326
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	102
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	220	233

Total Maine		2,661

Maryland — 2.5%
Baltimore County, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,505
City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	59
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	327
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,463
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	125
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	6,121
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	500	568
Rev., 4.00%, 6/1/2051	500	566
Maryland State Transportation Authority, Transportation Facilities Projects Rev., 5.00%, 7/1/2028	10	13
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	165	174

Total Maryland		16,921

Massachusetts — 2.5%
City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	115
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,805
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,272
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2038	755	1,092
Series 2020U, Rev., 5.00%, 7/1/2039	665	965
Series 2020U, Rev., 5.00%, 7/1/2040	535	785
Series 2017T, Rev., 4.00%, 7/1/2042	35	40
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	1,000
Rev., 5.00%, 1/1/2037	315	381
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2032	250	333
Series 2021G, Rev., 5.00%, 7/1/2038	300	393
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,061
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	300	317
Series 167, Rev., 4.00%, 12/1/2043	150	156
Series 169, Rev., 4.00%, 12/1/2044	305	317
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12
University of Massachusetts Building Authority Project
Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,614

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-1, Rev., 5.25%, 11/1/2042	50	63

Total Massachusetts		16,721

Michigan — 1.8%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	33
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	761
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,261
Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2043	1,000	1,241
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,787
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,200
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	57
Series 2015I, Rev., 4.00%, 4/15/2040	120	133
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	75	80
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	849
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,131
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,532
University of Michigan Rev., 4.00%, 4/1/2034	50	56
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13
West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 4.00%, 5/1/2039	25	27
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	166
Series 2021A, Rev., AGM, 5.00%, 11/15/2033	150	199
Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	642
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		12,226

Minnesota — 2.1%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	350
Series 2017B, GO, Zero Coupon, 2/1/2028	225	189
Series 2017B, GO, Zero Coupon, 2/1/2030	880	676
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,368
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	45
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	264
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2022	160	165
East Grand Forks Independent School District No. 595, School Building Series A, GO, 4.00%, 2/1/2027	15	17
Greenway Independent School District No. 316
Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,163
Series 2019F, GO, Zero Coupon, 2/1/2030	700	597
Series 2019F, GO, Zero Coupon, 2/1/2031	545	449

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakeville Independent School District No. 194, Facilities Maintenance Series 2018A, GO, 5.00%, 2/1/2028	25	31
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45	45
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,144
Rev., 4.00%, 3/1/2033	500	571
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	145	152
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	420	446
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	250	269
Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,780

Total Minnesota		13,886

Mississippi — 0.6%
Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	24
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,669
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,144

Total Mississippi		3,837

Missouri — 0.9%
City of Sedalia COP, 4.00%, 7/15/2035	205	227
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,127
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,118
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series A, Rev., 4.00%, 6/1/2048	2,160	2,427
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	118
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	280	296
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	355	382
St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,718

Montana — 0.2%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 6/1/2021	100	100
Series A-2, Rev., AMT, 4.00%, 12/1/2038	55	58
Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,432

Total Montana		1,590

Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,380
Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,137
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	683
Series 2020A, Rev., 4.00%, 11/15/2041	300	356
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2030	10	12
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	116
Series A, Rev., 5.00%, 1/1/2034	185	222

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,936

Nevada — 0.5%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	416
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,779
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,213

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,114

New Jersey — 5.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	114
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	289
New Jersey Economic Development Authority, School Facilities Construction
Series NN, Rev., 5.00%, 3/1/2024	150	162
Rev., 4.00%, 6/15/2046	1,375	1,577
Rev., 4.00%, 6/15/2050	1,000	1,141
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,259
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	124
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	700	789
New Jersey Transportation Trust Fund Authority
Series BB, Rev., 4.00%, 6/15/2038	1,500	1,717
Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,564
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,211
Series A, Rev., 5.00%, 6/15/2031	3,000	3,542
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	7,045
New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,196
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	1,000	1,253
GO, 4.00%, 6/1/2032	2,000	2,545
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,161
Series A, Rev., 5.00%, 6/1/2046	1,000	1,194
Series A, Rev., 5.25%, 6/1/2046	1,500	1,827

Total New Jersey		33,916

New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	415	454

New York — 9.1%
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,640
City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	276
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13
County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,634
Metropolitan Transportation Authority
Series H, Rev., 5.00%, 11/15/2022(c)	70	75
Series D, Rev., 5.00%, 11/15/2031	400	480

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 11/15/2026	25	27
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	118
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059(d)	540	624
Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	70
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	427
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	100	128
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,282
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	36
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	71
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	948
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,329
New York State Dormitory Authority, Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	123
Series 2018A, Rev., 5.00%, 3/15/2037	40	50
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	61
Series 2016A, Rev., 5.00%, 10/1/2032	35	42
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2032	5,000	6,733
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,564
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	18
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,164
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	31
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,347
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,538
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,708
Rev., AMT, 5.00%, 1/1/2036	1,125	1,359
Port Authority of New York & New Jersey
Series 188, Rev., AMT, 5.00%, 5/1/2024	50	57

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 93, Rev., 6.13%, 6/1/2094	7,470	8,480
Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	25
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	235	250
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041(d)	850	878
Rev., 5.38%, 11/1/2054(d)	750	774
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	99
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	244
GO, AGM, 4.00%, 11/15/2041	205	228
GO, AGM, 4.00%, 11/15/2042	315	350
GO, AGM, 4.00%, 11/15/2043	325	358
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	103
Series 2018C, Rev., 5.00%, 11/15/2038	35	44
Series 2018A, Rev., 5.00%, 11/15/2045	105	128
Series 2021A-1, Rev., 4.00%, 5/15/2046	4,000	4,789
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,731
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	53
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,141
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	154

Total New York		59,995

North Carolina — 2.3%
City of Charlotte, Water & Sewer System Rev., 5.00%, 7/1/2029	10	12
City of Greensboro, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	12
City of Raleigh, Limited Obligation Series A, Rev., 4.00%, 10/1/2022	30	32
City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12
County of Burke, Limited Obligation
Rev., 5.00%, 4/1/2025	15	18
Rev., 5.00%, 4/1/2031	25	30
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	125
Rev., 5.00%, 6/1/2028	805	954
Rev., 5.00%, 6/1/2030	400	468
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	175	183
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026(b)	1,095	1,318
North Carolina Turnpike Authority, Monroe Connector System Rev., 5.00%, 7/1/2021	35	35
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,133
State of North Carolina Rev., 5.00%, 3/1/2033	7,735	9,856
Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

Total North Carolina		15,201

North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series A, Rev., 4.00%, 7/1/2034	160	167
Series 2016D, Rev., 3.50%, 7/1/2046	320	342

Total North Dakota		509

Ohio — 3.4%
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022(b)	100	100
Athens City School District, School Facilities Construction and Improvement Bonds Series 2019A, GO, 4.00%, 12/1/2040	460	540
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,713

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	286
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,168
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,569
County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,544
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,068
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2031	115	134
Series 2016A, Rev., 5.00%, 7/1/2032	35	41
Series A, Rev., 5.50%, 7/1/2039	1,000	1,072
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	191
Greenville City School District, School Improvement GO, 5.25%, 1/1/2022(c)	2,000	2,060
Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	30
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	261
Series 2021A, Rev., 4.00%, 12/1/2045	115	131
Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	937
Ohio Housing Finance Agency, Single Family Mortgage Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2021	5	5
State of Ohio, Higher Education
Series B, GO, 5.00%, 8/1/2023	110	116
Series A, GO, 5.00%, 5/1/2033	1,500	1,868
University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	31

Total Ohio		22,877

Oklahoma — 0.7%
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	10
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,011
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	778
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	5	5
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,970

Total Oklahoma		4,774

Oregon — 0.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	375
City of Sheridan GO, 4.00%, 12/1/2027	10	11
State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	45
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	35

Total Oregon		471

Pennsylvania — 8.6%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,263
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	53

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 11/1/2037	430	451
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030(b)	2,000	2,110
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	1,240
Central Dauphin School District
GO, 4.00%, 8/1/2026(c)	10	12
GO, 4.00%, 2/1/2030	15	17
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,876
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,352
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,385
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,356
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	803
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,329
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,854
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	42
Rev., 5.00%, 11/1/2036	510	603
Rev., 5.00%, 11/1/2037	250	295
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	385
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2036	1,655	1,939
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,301
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,276
Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 5/15/2022(c)	510	534
Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,129
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	405
Rev., 5.00%, 12/1/2049	500	577
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	113
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021(b)	2,950	2,989
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 118A, Rev., AMT, 3.50%, 4/1/2040	380	393
Series 122, Rev., AMT, 4.00%, 10/1/2046	300	323
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	375
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,378
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,458
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	28
Series 2016B, Rev., 4.00%, 9/15/2041	15	17
Township of West Bradford
GO, 4.00%, 12/15/2040	600	698
GO, 4.00%, 12/15/2045	1,100	1,267
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	296
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	335	341
Rev., 4.00%, 12/15/2028	1,000	1,105
Rev., 5.00%, 12/15/2038	750	844
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,523

Total Pennsylvania		56,781

Rhode Island — 0.0%(f)
City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	253

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		285

South Carolina — 0.9%
City of Greenwood, Combined Public Utility System
Rev., 5.00%, 12/1/2023	220	245
Rev., 5.00%, 12/1/2026	340	418
Rev., 5.00%, 12/1/2028	250	323
Rev., 5.00%, 12/1/2030	675	886
City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	107
Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2027	10	12
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	220	235
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,199
Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,501

Total South Carolina		5,926

South Dakota — 0.5%
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay
GO, 4.00%, 8/1/2029	1,165	1,383
GO, 4.00%, 8/1/2030	610	719
GO, 4.00%, 8/1/2031	420	492
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	78
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	90	92
Series 2012A, Rev., AMT, 4.50%, 5/1/2031	20	21
Series 2015D, Rev., 4.00%, 11/1/2045	300	320

Total South Dakota		3,105

Tennessee — 4.4%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	215
Series 2018B, GO, 5.00%, 6/1/2027	245	307
Series 2018B, GO, 5.00%, 6/1/2028	260	333
Series 2018B, GO, 5.00%, 6/1/2030	285	363
Series 2018B, GO, 4.00%, 6/1/2031	300	361
Series 2018B, GO, 4.00%, 6/1/2032	310	372
Series 2018B, GO, 4.00%, 6/1/2038	395	467
Series 2018B, GO, 4.00%, 6/1/2039	410	484
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	798
GO, 4.00%, 6/1/2038	720	825
GO, 4.00%, 6/1/2039	750	861
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32
County of Williamson
GO, 4.00%, 4/1/2033	1,490	1,810
GO, 4.00%, 4/1/2034	1,485	1,799
County of Wilson
GO, 5.00%, 4/1/2030	3,625	4,706
Series 2017A, GO, 4.00%, 4/1/2039	25	29
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,579
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2024	800	916
Rev., 4.00%, 11/15/2043	105	118
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,412
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	120
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2015A, Rev., 5.00%, 7/1/2035	20	23
Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,269
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,259
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,022

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(b)	4,000	4,532
Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	20	20
Tennessee State School Bond Authority, Higher Educational Facility Second Program Series B, Rev., 5.00%, 11/1/2025(c)	35	42

Total Tennessee		29,074

Texas — 5.0%
Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12
City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11
City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,603
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	12
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	517
City of El Paso GO, 4.00%, 8/15/2042	25	28
City of Garland GO, 5.00%, 2/15/2027	10	12
City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022(c)	35	37
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,750
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,500	3,733
City of Laredo
GO, 5.00%, 2/15/2027	30	35
GO, 5.00%, 2/15/2032	40	50
City of Lucas, Combination Tax GO, 5.00%, 2/1/2028	170	216
City of Mission, Combination Tax GO, AGM, 5.00%, 2/15/2031	575	711
City of Pearland GO, 4.00%, 3/1/2032	35	41
City of San Antonio, Electric and Gas Systems
Rev., 4.00%, 2/1/2028	45	54
Rev., 5.00%, 2/1/2031	230	278
Rev., 5.00%, 2/1/2032	35	42
City of San Marcos GO, 5.00%, 8/15/2031	25	31
City of Temple, Combination Tax Series 2016A, GO, 5.00%, 8/1/2031	50	59
City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	53
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	534
Series B, Rev., 5.00%, 8/15/2024	345	388
Series 2016B, Rev., 5.00%, 8/15/2025	460	532
Rev., 6.00%, 8/15/2033	1,250	1,372
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 4.00%, 4/1/2035	400	479
Rev., PSF-GTD, 4.00%, 4/1/2036	500	597
Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025(c)	800	951
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	12
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11
County of Hidalgo
GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	98
Series 2018B, GO, 4.00%, 8/15/2038	40	47
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	10
Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	27
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	558
Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	38
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 4.00%, 9/1/2023	15	16

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	34
Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	43
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	30
Metropolitan Transit Authority of Harris County, Sales and Use Tax Rev., 5.00%, 11/1/2024(c)	15	17
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	154
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	231
North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021(c)	2,000	2,029
Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	36
Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	19
Permanent University Fund — University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	247
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	48
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24
Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	197
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	69
Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	54
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	45
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023(c)	2,300	2,571
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,439
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,773
Texas Water Development Board, Water Implementation Fund
Series B, Rev., 5.00%, 4/15/2026	25	30
Series 2019A, Rev., 4.00%, 10/15/2037	500	609
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,515
Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,176

Total Texas		33,503

Utah — 0.4%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	553
City of Provo GO, 5.00%, 1/1/2032	10	12
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32
Salt Lake City Corp., International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	318
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	28
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	74
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2035	400	472
Rev., 4.00%, 10/15/2036	400	470

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 4.00%, 10/15/2038	500	585
Rev., 4.00%, 10/15/2041	350	406

Total Utah		2,950

Vermont — 0.7%
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2037	500	595
Series 2019A, GO, 4.00%, 11/1/2039	435	516
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 8/1/2021(c)	15	15
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	165	178
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	758
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	635	672
Series A, Rev., AMT, 3.75%, 6/15/2030	890	936
Series A, Rev., AMT, 4.00%, 6/15/2031	315	335
Series A, Rev., AMT, 4.00%, 6/15/2032	125	133
Series A, Rev., AMT, 4.00%, 6/15/2033	165	175
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	125	132

Total Vermont		4,482

Virginia — 0.9%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	395
Series 2016A, Rev., 4.00%, 7/1/2036	320	361
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	24
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,972
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	13
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Series B, Rev., 5.00%, 11/1/2021(c)	150	153
Series 2011B, Rev., 5.00%, 11/1/2023	15	15
Series B, Rev., 5.00%, 11/1/2026	5	5
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		5,957

Washington — 1.3%
Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	351
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	32
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	42
Series 2018B, Rev., 5.00%, 7/1/2031	10	13
Energy Northwest Series C, Rev., 5.00%, 7/1/2023	25	28
King County School District No. 414, Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2028	15	18
Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6
Pierce County, White River School District No. 416, Unlimited Tax GO, 4.00%, 12/1/2030	10	12
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,276
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,918
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	15	15

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041(d)	2,000	2,254
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	180	189
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022(c)	1,365	1,414

Total Washington		8,568

West Virginia — 0.2%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,121

Wisconsin — 2.9%
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,053
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054(d)	690	781
Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	335
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053(d)	2,740	2,832
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,624
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	69
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	17
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,490
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	178
Series A, Rev., 5.00%, 7/1/2044	210	248
Series A, Rev., 5.00%, 7/1/2049	750	881
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2040	665	707
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	543
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,535
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	680	737

Total Wisconsin		19,030

TOTAL MUNICIPAL BONDS (Cost $573,189)		622,649

	Shares (000)
SHORT-TERM INVESTMENTS — 5.4%
INVESTMENT COMPANIES — 5.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(g)(h) (Cost $35,979)	35,967	35,985

Total Investments — 99.3% (Cost $609,168)		658,634
Other Assets Less Liabilities — 0.7%		4,977

Net Assets — 100.0%		663,611

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2021.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(44)	09/2021	USD	(5,801)	(5)
U.S. Treasury 10 Year Ultra Note	(73)	09/2021	USD	(10,568)	19

					14

Abbreviations

USD	United States Dollar

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$622,649	$—	$622,649
Short-Term Investments
Investment Companies	35,985	—	—	35,985

Total Investments in Securities	$35,985	$622,649	$—	$658,634

Appreciation in Other Financial Instruments
Futures Contracts	$19	$—	$—	$19
Depreciation in Other Financial Instruments
Futures Contracts	(5)	—	—	(5)

Total Net Appreciation/Depreciation in Other Financial Instruments	$14	$—	$—	$14

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$32,164	$46,119	$42,298	$(3)	$3	$35,985	35,967	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.